Stock-based Compensation (Schedule of Information About Options and Warrants) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, minimum	$ 0.25	$ 0.17
Range of Exercise Prices, maximum	$ 4.00	$ 4.00
Number Outstanding	43,291,969	43,396,863
Weighted Average Remaining Contractual Life (years)	3 years 9 months 11 days	4 years 3 months 4 days
Weighted Average Exercise Price	$ 0.48	$ 0.54
Number Exercisable	43,105,469	42,961,663
Weighted Average Exercise Price	$ 0.48	$ 0.54
Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, minimum	$ 0.25	$ 0.17
Range of Exercise Prices, maximum	$ 0.95	$ 0.95
Number Outstanding	40,124,414	39,583,684
Weighted Average Remaining Contractual Life (years)	3 years 10 months 2 days	4 years 4 months 10 days
Weighted Average Exercise Price	$ 0.42	$ 0.47
Number Exercisable	39,957,747	39,207,017
Weighted Average Exercise Price	$ 0.42	$ 0.47
Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, minimum	$ 1.00	$ 1.00
Range of Exercise Prices, maximum	$ 1.59	$ 1.59
Number Outstanding	2,823,055	3,306,679
Weighted Average Remaining Contractual Life (years)	3 years 1 month 13 days	3 years 2 months 12 days
Weighted Average Exercise Price	$ 1.04	$ 1.04
Number Exercisable	2,803,222	3,248,146
Weighted Average Exercise Price	$ 1.04	$ 1.04
Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, minimum	$ 2.25	$ 2.25
Range of Exercise Prices, maximum	$ 4.00	$ 4.00
Number Outstanding	344,500	506,500
Weighted Average Remaining Contractual Life (years)	2 years 6 months 7 days	3 years 4 months 2 days
Weighted Average Exercise Price	$ 2.54	$ 2.62
Number Exercisable	344,500	506,500
Weighted Average Exercise Price	$ 2.54	$ 2.62